COMBINED AND CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (Parenthetical) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues	¥ 635,910	¥ 579,650	¥ 421,024
Cost of revenues	105,528	110,492	87,733
Selling and marketing expenses	112,414	99,020	77,731
General and administrative expenses	85,700	77,773	66,993
Bad debt expenses	559,445	4,842
Tax on foreign currency translation adjustments	0	0	0
Tax on unrealized holding gains on available-for-sale securities	0	107	726
Tax on reclassification adjustment for gains on available-for-sale securities realized in net income	0	107	726
Related parties
Revenues	11,006	43,678	4,543
Cost of revenues	8,981	11,082	9,504
Selling and marketing expenses	4,552	4,761	4,320
General and administrative expenses	2,088	9,383	10,524
Bad debt expenses	¥ 547,069	¥ 0	¥ 0